Intangible Assets and Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract liabilities:
Unfavorable contract rights, Beginning Balance	$ (5,203)	$ (6,721)
Amortization income	1,517	1,518
Unfavorable contract rights, Ending Balance	$ (3,686)	$ (5,203)